Marketable Securities	12 Months Ended
Dec. 31, 2018
Marketable Securities
Marketable Securities

	December 31,
	2018	2017
Balance, begin of period	$787	$955
Investment in marketable securities	289	175
Disposition of marketable securities at fair value	(154)	(104)
Change in fair value of marketable securities	(140)	(293)
Foreign currency translation adjustment	(63)	54
Balance, end of period	$719	$787

The quoted market value and fair value of shares of companies was $719,000 at December 31, 2018 (2017 - $787,000).